13. Derivative Liabilities	12 Months Ended
Jun. 30, 2023
Notes
13. Derivative Liabilities

13.Derivative Liabilities

Conversion feature of Debentures

Upon issuance of the Debentures in February 2021, the Company allocated the conversion feature component valued at $442,589 as a derivative liability.

During the year ended June 30, 2021, a gain on change in fair value on the conversion feature of $32,676 was recorded on the consolidated statements of loss and comprehensive loss.

During the year ended June 30, 2022, a gain on change in fair value on the conversion feature of $153,155 was recorded on the consolidated statements of loss and comprehensive loss up to the conversion of the Debentures. As a result of the conversion, a fair value of $256,758 was allocated to share capital.

IPO Finders’ Warrants

In connection with the IPO which closed on November 23, 2021, the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 19, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.

As at June 30, 2022, the derivative liability related to the Finders’ Warrants was measured at a fair value of $286,997 using Black-Scholes with the following assumptions: share price of USD $2.40, exercise price of USD $9.375, expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.10% and an estimated remaining life of 4.40 years. During the year ended June 30, 2022, the Company recorded a fair value decrease of $950,684 on the derivative liability related to the Finders’ Warrants.

As at June 30, 2023, the derivative liability related to the Finders’ Warrants was measured at a fair value of $379,025 using Black-Scholes with the following assumptions: share price of USD $2.27, exercise price of USD $9.375, expected volatility of 146% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.77% and an estimated remaining life of 3.40 years. During the year ended June 30, 2023, the Company recorded a fair value increase of $92,028 on the derivative liability related to the Finders’ Warrants.

13.Derivative Liabilities (continued)

Incentive Warrants

On February 17, 2023, the Company issued 225,000 incentive warrants (each a “Incentive Warrant”) to a third-party pursuant to an engagement agreement between the parties, whereby each Incentive Warrant is exercisable for a period of two years at an exercise price of: (i) USD $3 for 75,000 Warrants; (ii) USD $4 for 75,000 Warrants; and (iii) USD $5 for 75,000 Warrants. On initial recognition, the fair value of these Incentive Warrants was estimated at $409,496 using Black-Scholes with the following assumptions: expected volatility of 148% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.15%, and an expected life of two years. The fair value of the Incentive Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2023, the derivative liability related to the Incentive Warrants was measured at a fair value of $401,544 using Black-Scholes with the following assumptions: share price of USD $2.27, exercise price ranging from USD $3 to $5, expected volatility of 154% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.54% and an estimated remaining life of 1.64 years. During the year ended June 30, 2023, the Company recorded a fair value decrease of $7,952 on the derivative liability related to the Incentive Warrants.

Settlement Warrants

On March 31, 2023, the Company issued 500,000 settlement warrants (each a “Settlement Warrant”) to two additional third-parties pursuant to an agreement for release and settlement of claims advanced against the Company, whereby each Settlement Warrant is exercisable for a period of three years at an exercise price of USD $2.50. On initial recognition, the fair value of these Settlement Warrants was estimated at $979,294 using Black-Scholes with the following assumptions: expected volatility of 140% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.51%, and an expected life of three years. The fair value of the Settlement Warrants was recorded as professional fees on the consolidated statements of loss and comprehensive loss.

As at June 30, 2023, the derivative liability related to the Settlement Warrants was measured at a fair value of $1,141,677 using Black-Scholes with the following assumptions: share price of USD $2.27, exercise price of USD $2.50, expected volatility of 140% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.21% and an estimated remaining life of 2.75 years. During the year ended June 30, 2023, the Company recorded a fair value increase of $162,383 on the derivative liability related to the Settlement Warrants.

The changes to the derivative liabilities for the years ended June 30, 2023, 2022 and 2021 are as follows:

$
Balance, June 30, 2020	-
Fair value of derivative liability on date of issuance	442,589
Fair value changes of derivative liability – conversion feature	(32,676)
Balance, June 30, 2021	409,913
Fair value changes of derivative liability – conversion feature	(153,155)
Fair value allocated on conversion of Debentures	(256,758)
Fair value of derivative liability – Finders’ Warrants	1,237,681
Fair value changes of derivative liability – Finders’ Warrants	(950,684)
Balance, June 30, 2022	286,997
Fair value of derivative liabilities on date of issuance	1,388,790
Fair value changes of derivative liability – Finders’ Warrants	92,028
Fair value changes of derivative liability – Incentive Warrants	(7,952)
Fair value changes of derivative liability – Settlement Warrants	162,383
Balance, June 30, 2023	1,922,246